PROVISON FOR RECLAMATION AND REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about provision for reclamation and rehabilitation [Table Text Block]
	Guanaceví	Bolañitos	El Cubo	El Compas	Total
Balance at December 31, 2016	2,058	1,755	4,033	-	7,846

Accretion	28	17	41	-	86
Disturbance incurred during the year	-	-	-	50	50
Balance at December 31, 2017	$2,086	$1,772	$4,074	$50	$7,982

Accretion	43	32	74	1	150
Disturbance incurred during the year	-	-	-	63	63
Balance at December 31, 2018	$2,129	$1,804	$4,148	$114	$8,195